Securities - Income from securities (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Securities Issued [Line Items]
Income from securities - FVOCI	R$ 1,100,970	R$ 660,584	R$ (7,110)
Income from securities - FVTPL	209,400	(58,754)	2,021
Income from securities - Amortized cost	161,367	143,783	17,149
Income from securities	R$ 1,471,737	R$ 745,613	R$ 12,060